Financial Instruments - Summary of Sensitivity Analysis was Based on the Material Assets and Liabilities Exposed to Currencies Fluctuation (Detail)
£ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Exchange Rate Sensitivity Analysis [Line Items]
Cash and cash equivalents	$ 15,264						$ 14,052	$ 4,120	$ 2,346
Client funds on deposit	78,163
Short term investments	151,866
Accounts receivable	108,115						46,015
Projects Advance	3,935
Deposit/guarantee on lease agreement	3,043
Client funds payable	78,163
Long-term investments	18,278
Carried interest allocation	11,582
Consideration payable on acquisition	16,437						$ 0
Contingent consideration payable on acquisition	25,775
Suppliers and occupancy costs	7,372
USD [Member]
Disclosure of Exchange Rate Sensitivity Analysis [Line Items]
Deposit/guarantee on lease agreement	566
Long-term investments	17,574
Carried interest allocation	11,582
Consideration payable on acquisition	16,437
Contingent consideration payable on acquisition	25,775
Suppliers and occupancy costs	5,472
Exchange Variation [Member]
Disclosure of Exchange Rate Sensitivity Analysis [Line Items]
Cash and cash equivalents	838
Client funds on deposit	7,817
Short term investments	1,059
Accounts receivable	1,220
Projects Advance	81
Deposit/guarantee on lease agreement	248
Client funds payable	(7,817)
Long-term investments	70
Suppliers and occupancy costs	(190)
Market Risk [Member]
Disclosure of Exchange Rate Sensitivity Analysis [Line Items]
Cash and cash equivalents		R$ 112	$ 10,367	$ 5,380,931	$ 380,196	£ 460
Client funds on deposit				66,672,455
Short term investments		44,202		2,279,681
Accounts receivable		22,741	6	6,908,891	113,854
Projects Advance		4,120	237	(1,168)	469	32
Deposit/guarantee on lease agreement		85	264	1,847,751	81,908	180
Client funds payable				66,672,455
Long-term investments		3,508		63,614
Suppliers and occupancy costs		R$ 2,811	$ 196	$ 921,549	$ 86,553	£ 200
Market Risk [Member] | USD [Member]
Disclosure of Exchange Rate Sensitivity Analysis [Line Items]
Cash and cash equivalents	6,893
Short term investments	141,272
Accounts receivable	95,911
Projects Advance	3,124
Market Risk [Member] | Exchange Variation [Member]
Disclosure of Exchange Rate Sensitivity Analysis [Line Items]
Net impact	$ 3,326